Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Line Items]
Interest cost for defined benefits plan	$ 691,075	$ 705,211	$ 759,311
Other Comprehensive Income [Member]
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Line Items]
Current service cost for defined benefits plan	790,850	802,823	2,271,559
Interest cost for defined benefits plan	691,075	705,211	3,320,289
Past service costs			(523)
Expenses recognized in the Statement of Income	1,481,925	1,508,034	5,591,325
Losses from remeasurement of defined benefit plans	(251,976)	1,757,402	216,648
Total expense recognized in Comprehensive Income Statement	$ 1,229,949	$ 3,265,436	$ 5,807,973